Revenue - Analysis of revenue by category (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 583	£ 43,012	[1]	£ 12,360	[1]
Licensing agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	583	42,766		12,050
Research collaboration agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 246		£ 310

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'